Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund III
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
First Trust Managed Municipal ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Managed Municipal ETF's (the "Fund") primary investment objective is to generate current income that is exempt from regular federal income taxes and its secondary objective is long term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until March 1, 2019, and thereafter at 0.90% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. The example assumes First Trust's agreement to waive management fees of 0.15% of average daily net assets per year will be terminated following March 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes (collectively, "Municipal Securities"). Municipal Securities are generally issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and other instrumentalities. The types of Municipal Securities in which the Fund may invest include municipal lease obligations (and certificates of participation in such obligations), municipal general obligation bonds, municipal revenue bonds, municipal notes, municipal cash equivalents, private activity bonds (including without limitation industrial development bonds) and pre-refunded and escrowed-to-maturity bonds. The Fund may invest in Municipal Securities of any maturity.

The Fund's investment advisor selects the securities for the Fund by implementing an investment process that is comprised of the following components:

1.Total return scenario analysis: Evaluate individual bonds and portfolios of securities that are exposed to interest rate, yield curve and credit spread movements or shifts.

2.Sector analysis: Perform top-down review of core sectors based on bottom-up analysis of individual credits to determine the sectors in which the Fund will be overweight, neutral weight and underweight.

3.New issue credit analysis: Evaluate new bond offerings to determine portfolio suitability based on fundamental credit research on each borrower and individual bond security features.

4.Trading: Analyze how a bond might trade in the secondary market by reviewing total bond issuance size, underwriter willingness to make secondary markets and bond structural features, such as coupon, maturity, call dates and sinking fund payments.

5.Surveillance: Analyze holdings on a systematic basis to monitor any changes in credit trend. The Fund's advisor monitors the credit rating momentum of each bond.

6.Performance attribution: Perform granular total return analysis by reviewing key portfolio attributes such as duration, credit rating, sector and state. The portfolio's performance is also compared to various benchmarks.

The Fund invests at least 65% of its net assets in investment grade securities, which are securities that are rated at the time of investment in one of the four highest credit quality categories by at least one nationally recognized statistical rating organization rating that security or, if unrated, determined by the Fund's investment advisor to be of comparable quality. The Fund considers pre-refunded or escrowed-to-maturity bonds, regardless of rating, to be investment grade securities. The Fund may invest up to 35% of its net assets in securities that are, at the time of investment, rated below investment grade (or securities that are unrated and determined by the Fund's investment advisor to be of comparable quality), commonly referred to as "high yield" or "junk" bonds. If, subsequent to purchase by the Fund, a security held by the Fund experiences a decline in credit quality and falls below investment grade, the Fund may continue to hold the security and it will not cause the Fund to violate the 35% investment limitation; however, the security will be taken into account for purposes of determining whether purchases of additional securities will cause the Fund to violate such limitation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

ALTERNATIVE MINIMUM TAX RISK. The Fund has no limit as to the amount that can be invested in alternative minimum tax bonds. Therefore, all or a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted. During periods of falling interest rates, issuers of callable securities may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Such redemptions and subsequent reinvestments would also increase the Fund's portfolio turnover rate.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund ("ETF") that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security held by the Fund will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of such security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the Fund invests in "high yield" or "junk" securities; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

CREDIT SPREAD RISK. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that have differences in credit quality or other factors) may increase, which may reduce the market values of the Fund's securities. While the Fund may employ strategies to mitigate credit spread risk, these strategies may not be successful.

CUSTODIAL RECEIPT TRUSTS RISK. Custodial receipts are financial instruments similar to TOBs sold through private placements that represent the right to receive future principal and interest payments on underlying municipal obligations. Custodial receipt trusts may issue inverse floater securities and if the Fund were to hold inverse floaters issued by custodial receipt trusts, the Fund would be subject to the risks of inverse floaters described herein. In particular, because the instruments may be leveraged, their market values may be more volatile than other types of fixed-income instruments.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed for cash, or in certain circumstances, in-kind, in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INVERSE FLOATERS RISK. Investments in inverse floating rate securities issued by TOB trusts create effective leverage. Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a significantly greater extent than the values of the TOB trust's underlying municipal bonds in response to changes in market interest rates or credit quality. In addition, distributions paid to the Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MUNICIPAL LEASE OBLIGATIONS RISK. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

MUNICIPAL SECURITIES MARKET LIQUIDITY RISK. Inventories of Municipal Securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund's ability to buy or sell Municipal Securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a Municipal Security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

POLITICAL AND ECONOMIC RISK. The values of Municipal Securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

PRE-REFUNDED BONDS RISK. Pre-refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded bonds commonly referred to as "escrowed-to-maturity bonds," to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded bonds held by the Fund is funded from securities held in a designated escrow account where such securities are obligations of and carry the full faith and credit of the U.S. Treasury. The securities held in the escrow fund pledged to pay the principal and interest of the pre-refunded bond do not guarantee the price of the bond. Investment in pre-refunded municipal bonds held by the Fund may subject the Fund to interest rate risk, market risk and credit risk. In addition, while a secondary market exists for pre-refunded municipal bonds, if the Fund sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale.

PRIVATE ACTIVITY BONDS RISK. Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond and the issuing authority ordinarily does not pledge its full faith, credit and taxing power for repayment. The private enterprise can have a substantially different credit profile than the municipality or public authority. The private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. The Fund's private activity bond holdings also may pay interest subject to the alternative minimum tax.

TAX RISK. Interest income from Municipal Securities is normally not subject to regular federal income tax, but income from Municipal Securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from Municipal Securities.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the listing standards of the Exchange that are applicable to the Fund, and cannot bring itself into compliance within a reasonable period after discovering the matter, the Exchange may remove the shares of the Fund from listing. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

ZERO COUPON BONDS RISK. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compared to those of a specialized market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	First Trust Managed Municipal ETF Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart above:

Best Quarter		Worst Quarter
3.28%	June 30, 2016	-4.59%	December 31, 2016

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2017
First Trust Managed Municipal ETF | First Trust Managed Municipal ETF
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 51
3 Years	rr_ExpenseExampleNoRedemptionYear03	247
5 Years	rr_ExpenseExampleNoRedemptionYear05	459
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,071
2015	rr_AnnualReturn2015	3.84%
2016	rr_AnnualReturn2016	1.46%
2017	rr_AnnualReturn2017	7.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.59%)
1 Year	rr_AverageAnnualReturnYear01	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2014
First Trust Managed Municipal ETF | After tax on distributions | First Trust Managed Municipal ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
First Trust Managed Municipal ETF | After tax on distributions and sale of fund shares | First Trust Managed Municipal ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
First Trust Managed Municipal ETF | Bloomberg Barclays Municipal 10-Year Revenue Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%

[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before March 1, 2019.
[2]	Expenses have been restated to reflect the current fiscal year.
[3]	Pursuant to a contractual agreement, First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive management fees of 0.15% of average daily net assets until March 1, 2019. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 1, 2019.